Financing receivables	12 Months Ended
Mar. 31, 2017
Financing receivables

23.    Financing receivables:

NTT Group has certain “Financing receivables” including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into “Installment sales receivable,” “Lease receivable,” “Loans receivable,” “Credit receivable” and “Others.”

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financing receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2015	¥5,658	¥6,210	¥961	¥6,920	¥4,688	¥24,437
Provision	(382)	(409)	390	10,053	(385)	9,267
Charge off	(105)	(1,501)	(411)	(5,969)	—	(7,986)
Recovery	3	59	—	2	—	64
Balance at March 31, 2016	5,174	4,359	940	11,006	4,303	25,782
collectively evaluated for impairment	5,095	1,546	417	11,006	28	18,092
individually evaluated for impairment	79	2,813	523	—	4,275	7,690
Financing receivable:
Balance at March 31, 2016	1,040,630	412,312	79,455	329,181	10,693	1,872,271
collectively evaluated for impairment	1,040,529	408,734	78,675	329,181	708	1,857,827
individually evaluated for impairment	101	3,578	780	—	9,985	14,444

	2017
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2016	¥5,174	¥4,359	¥940	¥11,006	¥4,303	¥25,782
Provision	(1,038)	436	19	13,113	5,361	17,891
Charge off	(36)	(724)	(154)	(10,479)	—	(11,393)
Recovery	2	71	—	3	—	76
Balance at March 31, 2017	4,102	4,142	805	13,643	9,664	32,356
collectively evaluated for impairment	4,013	1,457	523	13,643	52	19,688
individually evaluated for impairment	89	2,685	282	—	9,612	12,668
Financing receivable:
Balance at March 31, 2017	938,413	438,070	96,189	400,093	10,217	1,882,982
collectively evaluated for impairment	938,316	435,122	94,777	400,093	547	1,868,855
individually evaluated for impairment	97	2,948	1,412	—	9,670	14,127

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financing receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors do not accrue interest.

Financing receivables on nonaccrual status at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
Installment sales receivable	¥2,132	¥1,963
Lease receivable	2,735	2,619
Loans receivable	1,067	1,251
Credit receivable	9,160	12,299
Others	3,570	3,304

Total	¥18,664	¥21,436

NTT Group determines the credit quality of financing receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financing receivables for which arrearages continue over a long period are classified as “nonperforming receivables,” and all other receivables are classified as “performing receivables.” Analysis of the age of the recorded investment in financing receivables at March 31, 2016 and 2017 are as follows:

	2016
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥1,036,342	¥2,149	¥2,139	¥1,040,630	¥7
Lease receivable	480,481	4,650	2,884	488,015	149
Credit receivable	318,494	1,527	9,160	329,181	—
Others	7,409	7	3,637	11,053	—

Total	¥1,842,726	¥8,333	¥17,820	¥1,868,879	¥156

	2016
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥271,115	¥1,461	¥272,576	¥—

	2017
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥933,579	¥2,868	¥1,966	¥938,413	¥3
Lease receivable	524,262	2,498	2,700	529,460	81
Credit receivable	386,373	1,421	12,299	400,093	—
Others	7,076	4	3,391	10,471	—

Total	¥1,851,290	¥6,791	¥20,356	¥1,878,437	¥84

	2017
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥295,506	¥1,338	¥296,844	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as “Impaired financing receivables.” Impaired financing receivables at March 31, 2016 and 2017 are as follows:

	2016
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥1,059	¥760	¥1,059	¥1,132
With no related allowance recorded	¥—	¥—	¥—	¥543

	2017
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥924	¥528	¥924	¥1,327
With no related allowance recorded	¥—	¥—	¥—	¥—